Document and Entity Information	12 Months Ended
Jan. 03, 2021 shares
Document Information [Line Items]
Document Type	40-F
Entity File Number	01-14830
Document Period End Date	Jan. 03, 2021
Current Fiscal Year End Date	--01-03
Entity Registrant Name	GILDAN ACTIVEWEAR INC.
Entity Address, Address Line One	600 de Maisonneuve Boulevard West
Entity Address, City or Town	Montreal
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	H3A 3J2
City Area Code	514
Local Phone Number	735-2023
Entity Central Index Key	0001061894
Entity Current Reporting Status	Yes
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	198,410,119
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1980 Clements Ferry Road
Entity Address, City or Town	Charleston
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29492
City Area Code	843
Local Phone Number	606-3600